Document and Entity Information	0 Months Ended
Aug. 31, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Aug. 31, 2013
Registrant Name	TRUST FOR PROFESSIONAL MANAGERS
Central Index Key	0001141819
Amendment Flag	false
Document Creation Date	Dec. 19, 2013
Document Effective Date	Dec. 27, 2013
Prospectus Date	Dec. 27, 2013
Geneva Advisors All Cap Growth Fund | Geneva Advisors All Cap Growth Fund Class R Shares
Risk/Return:
Trading Symbol	GNVRX
Geneva Advisors All Cap Growth Fund | Geneva Advisors All Cap Growth Fund Class I Shares
Risk/Return:
Trading Symbol	GNVIX
Geneva Advisors Equity Income Fund | Geneva Advisors Equity Income Fund Class R Shares
Risk/Return:
Trading Symbol	GNERX
Geneva Advisors Equity Income Fund | Geneva Advisors Equity Income Fund Class I Shares
Risk/Return:
Trading Symbol	GNEIX
Geneva Advisors International Growth Fund | Geneva Advisors International Growth Fund - Class R Shares
Risk/Return:
Trading Symbol	GNFRX
Geneva Advisors International Growth Fund | Geneva Advisors International Growth Fund - Class I Shares
Risk/Return:
Trading Symbol	GNFIX
Geneva Advisors Mid Cap Growth Fund | Geneva Advisors Mid Cap Growth Fund - Class R Shares
Risk/Return:
Trading Symbol	GNMRX
Geneva Advisors Mid Cap Growth Fund | Geneva Advisors Mid Cap Growth Fund - Class I Shares
Risk/Return:
Trading Symbol	GNMIX
Geneva Advisors Small Cap Opportunities Fund | Geneva Advisors Small Cap Opportunities Fund - Class R Shares
Risk/Return:
Trading Symbol	GNORX
Geneva Advisors Small Cap Opportunities Fund | Geneva Advisors Small Cap Opportunities Fund - Class I Shares
Risk/Return:
Trading Symbol	GNOIX